Share-Based Compensation - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, $ in Millions			12 Months Ended
	Aug. 06, 2014 USD ($) $ / shares shares	Aug. 06, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 $ / shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted | (per share)			$ 45.50	¥ 294.76	$ 27.87	¥ 172.92	$ 39.64	¥ 239.97
Options exercised				49,887		128,457		153,014
Unrecognized compensation expense related to unvested share options | ¥			$ 95,332,159	¥ 95,332,159
Unrecognized compensation expense, period for recognition				2 years 11 months 12 days
Restricted shares granted				153,393
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, period for recognition				2 years 5 months 23 days
Total fair value of non-vested restricted shares | ¥				¥ 24,959,520		¥ 22,954,162		¥ 17,508,140
Unrecognized compensation expense related to non-vested restricted shares | ¥			$ 52,858,717	¥ 52,858,717
Restricted Stock | Modification of Exercise Price
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, period for recognition	2 years	2 years
Incremental compensation cost related to plan modified	$ 0.3	¥ 1,900,000
Restricted Stock | Modification of Exercise Price | Independent Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted	19,375	19,375
Restricted Stock | Modification of Exercise Price | After Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Converted to restricted shares | $ / shares	$ 0
Restricted Stock | Modification of Exercise Price | Before Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Converted to restricted shares | (per share)	$ 37.03	¥ 229.76
Stock Incentive Plan 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares that may be issued as a percentage of outstanding stock				8.00%
Stock Incentive Plan 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares that may be issued as a percentage of outstanding stock				10.00%
Maximum number of shares that may be issued			2,315,000	2,315,000
Stock Incentive Plan 2010 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plans, term				10 years
Vesting period for remaining the 75% of options granted				36 months
Stock Incentive Plan 2010 | Stock Options | First anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive vesting ratably over the following 36 months				25.00%
Stock Incentive Plan 2010 | Stock Options | Vesting ratably over the following 36 months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive vesting ratably over the following 36 months				75.00%